Annual Fund Operating Expenses	Sep. 30, 2023
Delaware Covered Call Strategy Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
Delaware Covered Call Strategy Fund | Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Covered Call Strategy Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.19%	[3]
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.98%
Delaware Global Equity Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.14%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.16%
Delaware Global Equity Fund | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.14%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.91%
Delaware Global Equity Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[5]
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Delaware Growth and Income Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Growth and Income Fund | Institutional Class
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.77%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Delaware Growth and Income Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.09%	[7]
Total annual fund operating expenses	0.71%
Fee waivers and expense reimbursements	(0.01%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
Delaware Hedged U.S. Equity Opportunities Fund | Class A
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.75%
Fee waivers and expense reimbursements	(0.20%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Delaware Hedged U.S. Equity Opportunities Fund | Institutional Class
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.20%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Hedged U.S. Equity Opportunities Fund | Class R6
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	none
Other expenses	0.30%	[9]
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	(0.22%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.23%
Delaware Opportunity Fund | Class A
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.07%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Delaware Opportunity Fund | Class C
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%	[11]
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements	(0.03%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.86%
Delaware Opportunity Fund | Institutional Class
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.90%
Fee waivers and expense reimbursements	(0.04%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Delaware Opportunity Fund | Class R
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.15%	[11]
Total annual fund operating expenses	1.39%
Fee waivers and expense reimbursements	(0.03%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.36%
Delaware Opportunity Fund | Class R6
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.09%	[12]
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.05%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.78%
Delaware Premium Income Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%	[13]
Total annual fund operating expenses	1.41%
Fee waivers and expense reimbursements	(0.11%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Premium Income Fund | Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.36%	[13]
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.11%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Premium Income Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.32%	[13]
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.14%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.98%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.06% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.98% of the Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	A 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.84% of the Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.70% of the Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[8]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets for all share classes other than Class R6, and 1.23% of the Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[10]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.78% of the Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[12]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[13]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[14]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.98% of the Fund's Class R6 shares' average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.